CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (7,007,153)	$ (1,073,892)	¥ (10,276,739)	¥ (9,061,231)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	480,396	73,624	476,068	312,138
Amortization and impairment of intangible assets	317,579	48,671	972,760	346,672
Amortization and impairment of licensed copyrights	11,863,521	1,818,164	12,743,323	12,236,239
Amortization and impairment of produced content	4,534,116	694,883	2,977,181	2,265,543
Impairment of long-lived assets	143,534	21,998	0	0
Provision for credit losses	265,540	40,696	58,006	107,223
Unrealized foreign exchange loss/(gain)	(51,819)	(7,942)	155,079	940,479
Loss/(gain) on disposal of fixed assets	(20,991)	(3,217)	13,257	4,184
Accretion on convertible senior notes and asset-backed debt securities	501,033	76,787	379,916	24,544
Barter transaction revenue	(1,376,912)	(211,021)	(682,941)	(1,082,964)
Share-based compensation	1,370,095	209,976	1,084,520	556,211
Share of losses on equity method investments	224,489	34,404	155,073	16,965
Fair value change and impairment of long-term investments	33,928	5,200	162,350	(189,639)
Fair value change of assets and liabilities remeasured at fair value on a recurring basis	0	0	5,711	13,005
Interest and other investment income	49,622	7,605	(25,272)	0
Deferred income tax benefit	(41,979)	(6,434)	(77,312)	(45,086)
Amortization of deferred income	(14,969)	(2,294)	(12,446)	(5,346)
Other non-cash expenses/(income)	(67,750)	(10,384)	4,183	19,496
Changes in operating assets and liabilities
Accounts receivable	8,841	1,355	(810,774)	(543,988)
Amounts due from related parties	144,423	22,134	45,717	(155,361)
Licensed copyrights	(10,527,700)	(1,613,441)	0	0
Produced content	(6,728,467)	(1,031,183)	(3,596,339)	(4,544,977)
Prepayments and other assets	1,166,105	178,713	(854,906)	(735,191)
Accounts payable	(605,394)	(92,781)	(654,987)	583,099
Amounts due to related parties	77,049	11,808	460,964	435,911
Customer advances and deferred revenue	429,510	65,825	880,844	466,961
Accrued expenses and other liabilities	(580,615)	(88,981)	132,551	817,530
Other non-current liabilities	2,897	444	190,440	101,769
Net cash provided by/(used for) operating activities	(5,411,071)	(829,283)	3,906,227	2,884,186
Cash flows from investing activities:
Acquisition of fixed assets	(240,750)	(36,897)	(740,163)	(611,910)
Acquisition of intangible assets	(144,978)	(22,219)	(127,505)	(387,539)
Acquisition of licensed copyrights from related parties	0	0	(324,040)	(58,660)
Acquisition of licensed copyrights from third parties	0	0	(11,633,509)	(12,983,396)
Purchase of long-term investments	(1,050,810)	(161,044)	(706,149)	(883,375)
Proceeds from disposal of long-term investments	40,000	6,130	3,000	0
Acquisition of business, net of cash acquired	(5,798)	(889)	(5,798)	(1,018,002)
Film investments made as passive investor	0	0	(3,250)	(2,932)
Proceeds from film investments as passive investor	1,612	247	27,420	6,173
Loans provided to related parties	0	0	0	(41,370)
Loans provided to third parties	(9,655)	(1,480)	(46,000)	(359,000)
Repayment of loans provided to related parties	100,000	15,326	22,000	5,000
Repayment of loans provided to third parties	0	0	4,500	270,000
Purchases of held-to-maturity debt securities	(3,367,103)	(516,031)	(8,500,890)	(6,638,660)
Maturities of held-to-maturity debt securities	5,202,271	797,283	9,894,325	2,060,400
Purchases of available-for-sale debt securities	(11,813,599)	(1,810,513)	(14,458,369)	(19,465,250)
Maturities of available-for-sale debt securities	11,431,950	1,752,023	14,844,857	19,159,427
Other investing activities	16,156	2,476	0	0
Net cash (used for)/provided by investing activities	159,296	24,412	(11,749,571)	(20,949,094)
Cash flows from financing activities:
Proceeds from loans from related parties	0	0	0	650,000
Proceeds from short-term loans	3,559,525	545,521	2,738,224	3,387,008
Repayments of short-term loans	(3,219,083)	(493,346)	(3,166,503)	(639,933)
Proceeds from long-term loans and borrowings from third party investors, net of issuance costs	0	0	945,749	453,802
Repayments of long-term loans and borrowings from third party investors	(709,192)	(108,688)	(167,837)	(99,119)
Proceeds from issuance of convertible senior notes, net of issuance costs	5,150,888	789,408	7,909,506	5,034,663
Purchase of capped calls	0	0	(567,140)	(464,825)
Proceeds from issuance of subsidiaries' shares	9,609	1,473	106,750	19,500
Acquisition of noncontrolling interests in a subsidiary	0	0	(65,000)	0
Proceeds from initial public offering, net of issuance costs	0	0	0	14,896,761
Capital contribution from parent company	0	0	0	170,548
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	4,457,007	683,066	0	0
Proceeds from exercise of share options	196,597	30,130	146,954	66,554
Finance lease payments	(9,020)	(1,382)	(397)	0
Dividends paid by subsidiaries	(62,425)	(9,567)	0	0
Net cash provided by financing activities	9,373,906	1,436,615	7,880,306	23,474,959
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(91,293)	(13,991)	112,265	617,386
Net increase in cash, cash equivalents and restricted cash	4,030,838	617,753	149,227	6,027,437
Cash, cash equivalents and restricted cash at the beginning of the year	6,909,674	1,058,954	6,760,447	733,010
Cash, cash equivalents and restricted cash at the end of the year	10,940,512	1,676,707	6,909,674	6,760,447
Supplemental disclosures of cash flow information:
Cash paid for interest	502,985	77,086	436,651	46,390
Cash paid for income taxes	97,863	14,998	171,259	20,054
Acquisition of fixed assets included in accounts payable	30,341	4,650	84,605	259,948
Acquisition of long-term investments with non-cash consideration	¥ 4,000	$ 613	¥ 7,500	¥ 763,750